FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143
                                   ---------

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON GLOBAL SMALLER COMPANIES FUND

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..............................................   3

Notes to Statement of Investments ......................................  7

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series


                                          Quarterly Statement of Investments | 1
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TEMPLETON GLOBAL SMALLER COMPANIES FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          COUNTRY                          SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 91.3%
   AUSTRALIA 5.7%
   APN News & Media Ltd. .............................                      Media                        3,746,205     $ 14,419,261
   Billabong Internatational Ltd. ....................         Textiles Apparel & Luxury Goods             369,406        3,248,327
   Iluka Resources Ltd. ..............................                 Metals & Mining                   5,426,320       24,485,682
   John Fairfax Holdings Ltd. ........................                      Media                        2,794,300        9,181,921
                                                                                                                       ------------
                                                                                                                         51,335,191
                                                                                                                       ------------
   BAHAMAS .4%
(a)Steiner Leisure Ltd. ..............................                Specialty Retail                     126,500        3,405,380
                                                                                                                       ------------

   BERMUDA .1%
   Axis Capital Holdings Ltd. ........................                    Insurance                         31,100          810,466
                                                                                                                       ------------

   CANADA 6.7%
   Abitibi-Consolidated Inc. .........................             Paper & Forest Products                 558,470        3,765,495
   CAE Inc. ..........................................               Aerospace & Defense                 1,903,300        7,058,171
(a)GSI Lumonics Inc. .................................       Electronic Equipment & Instruments            729,000        7,170,190
   Legacy Hotels .....................................                   Real Estate                     1,621,700        9,130,178
   Linamar Corp. .....................................                 Auto Components                     690,000        8,792,920
   National Bank of Canada ...........................                Commercial Banks                     226,400        8,901,441
(a)Precision Drilling Corp. ..........................           Energy Equipment & Services               121,320        7,949,962
   Quebecor World Inc. ...............................         Commercial Services & Supplies              356,850        7,488,888
                                                                                                                       ------------
                                                                                                                         60,257,245
                                                                                                                       ------------
   CHINA 2.4%
   China Resources Power Co. Ltd. ....................               Electric Utilities                  9,984,000        5,585,401
(a)TCL Communication Technology Holdings .............            Communications Equipment              10,508,000          959,487
   TCL International Holdings Inc. ...................               Household Durables                 32,956,000        9,218,372
   Weiqiao Textile Co. Ltd. ..........................         Textiles Apparel & Luxury Goods           2,463,000        3,721,883
   Weiqiao Textile Co., 144A .........................         Textiles Apparel & Luxury Goods           1,290,500        1,950,098
                                                                                                                       ------------
                                                                                                                         21,435,241
                                                                                                                       ------------
   DENMARK 2.7%
   ISS AS ............................................         Commercial Services & Supplies              179,500        9,955,808
(a)Vestas Wind Systems AS ............................              Electrical Equipment                   955,140       11,065,146
(a)Vestas Wind Systems AS, 144A ......................              Electrical Equipment                   318,380        3,688,382
                                                                                                                       ------------
                                                                                                                         24,709,336
                                                                                                                       ------------
   FINLAND 5.2%
   Amer Group Ltd., A ................................          Leisure Equipment & Products               189,900       10,081,544
   Huhtamaki OYJ .....................................             Containers & Packaging                  444,900        6,521,952
   Metso OYJ .........................................                    Machinery                        891,650       14,297,543
   Orion OYJ .........................................                 Pharmaceuticals                   1,013,800       16,114,734
                                                                                                                       ------------
                                                                                                                         47,015,773
                                                                                                                       ------------
   GERMANY 1.3%
   Celesio AG ........................................        Health Care Providers & Services             151,000       11,559,501
                                                                                                                       ------------
   HONG KONG 10.6%
   Asia Satellite Telecommunications Holdings Ltd. ...     Diversified Telecommunication Services        2,443,500        4,745,148
   China Pharmaceutical Enterprise &
     Investment Corp. Ltd. ...........................                 Pharmaceuticals                  23,997,848        6,172,524
   Dah Sing Financial Holdings Ltd. ..................                Commercial Banks                   1,280,000       10,000,386


                                          Quarterly Statement of Investments | 2

TEMPLETON GLOBAL SMALLER COMPANIES FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          COUNTRY                          SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HONG KONG (CONT.)
   Fountain Set Holdings Ltd. .........................        Textiles Apparel & Luxury Goods           8,684,000     $   6,365,832
   Giordano International Ltd. ........................               Specialty Retail                  18,171,348        11,451,008
   Hang Lung Group Ltd. ...............................                  Real Estate                     1,665,000         3,126,278
   Hopewell Holdings Ltd. .............................         Transportation Infrastructure            2,982,000         7,746,750
   Hung Hing Printing Group Ltd. ......................            Containers & Packaging               20,862,508        15,964,083
   Li & Fung Ltd. .....................................                 Distributors                     4,761,000         7,959,798
   Moulin International Holdings Ltd. .................               Personal Products                 21,946,000        12,559,602
   Techtronic Industries Co. Ltd. .....................              Household Durables                  4,561,242         9,150,993
                                                                                                                       -------------
                                                                                                                          95,242,402
                                                                                                                       -------------
   INDIA 5.5%
   Associated Cement Cos. Ltd. ........................            Construction Materials                1,501,300         9,675,794
   Gail India Ltd., GDR, 144A .........................                 Gas Utilities                      379,910        11,199,747
   Gujarat Ambuja Cements Ltd. ........................            Construction Materials                1,531,880        12,671,574
   Housing Development Finance Corp. Ltd. .............          Thrifts & Mortgage Finance                601,660        10,823,796
   Satyam Computers Services Ltd. .....................                  IT Services                       543,622         5,292,068
                                                                                                                       -------------
                                                                                                                          49,662,979
                                                                                                                       -------------

   INDONESIA .7%
   PT Indosat (Persero) TBK ...........................    Diversified Telecommunication Services        9,955,000         6,360,139
                                                                                                                       -------------

   ISRAEL 1.6%
(a)Orbotech Ltd. ......................................      Electronic Equipment & Instruments            784,400        14,872,224
                                                                                                                       -------------

   JAPAN 3.7%
   Meitec Corp. .......................................        Commercial Services & Supplies              223,600         7,860,853
   Ono Pharmaceutical Co. Ltd. ........................                Pharmaceuticals                     203,000        10,665,534
   Sangetsu Co. Ltd. ..................................              Household Durables                    352,000         8,067,592
   Sohgo Security Services Co. Ltd. ...................        Commercial Services & Supplies              454,100         6,447,453
                                                                                                                       -------------
                                                                                                                          33,041,432
                                                                                                                       -------------

   LUXEMBOURG .4%
(a)Thiel Logistik AG ..................................                  IT Services                       629,000         3,452,553
                                                                                                                       -------------

   MEXICO .6%
   Grupo Continental SA ...............................                   Beverages                      3,158,600         5,177,918
                                                                                                                       -------------

   NETHERLANDS 9.8%
   Aalberts Industries NV .............................           Industrial Conglomerates                 423,479        17,363,078
   Arcadis NV .........................................          Construction & Engineering                533,932         8,423,185
   Draka Holding NV ...................................             Electrical Equipment                   193,464         2,391,238
   Draka Holding NV, 144A .............................             Electrical Equipment                   135,422         1,673,832
   IHC Caland NV ......................................          Energy Equipment & Services               142,300         8,705,336
   Imtech NV ..........................................          Construction & Engineering                459,190        14,585,791
   OPG Groep NV .......................................       Health Care Providers & Services             385,100        20,984,424
   Vedior NV ..........................................        Commercial Services & Supplies              869,000        14,575,343
                                                                                                                       -------------
                                                                                                                          88,702,227
                                                                                                                       -------------
   NORWAY 1.5%
   Norske Skogindustrier ASA, A .......................            Paper & Forest Products                 286,000         6,062,088
   Prosafe ASA ........................................          Energy Equipment & Services               266,800         7,025,403
                                                                                                                       -------------
                                                                                                                          13,087,491
                                                                                                                       -------------


4 | Quarterly Statement of Investments

TEMPLETON GLOBAL SMALLER COMPANIES FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        COUNTRY                           SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SINGAPORE .6%
   Huan Hsin Holdings Ltd. .............................        Communications Equipment                   660,000     $     348,609
   Want Want Holdings Ltd. .............................              Food Products                      5,326,700         4,794,030
                                                                                                                       -------------
                                                                                                                           5,142,639
                                                                                                                       -------------
   SOUTH KOREA 4.6%
   Bank of Pusan .......................................            Commercial Banks                     2,024,960        15,682,094
   Dae Duck Electronics Co. Ltd. .......................   Electronic Equipment & Instruments              939,895         7,574,738
   Daegu Bank Co. Ltd. .................................            Commercial Banks                     1,124,200         7,827,048
   Halla Climate Control Co. Ltd. ......................             Auto Components                     1,104,000        10,371,388
                                                                                                                       -------------
                                                                                                                          41,455,268
                                                                                                                       -------------
   SPAIN 2.5%
   Actividades de Construcciones y Servicios SA ........       Construction & Engineering                  190,014         3,990,087
   Sol Melia SA ........................................      Hotels Restaurants & Leisure                 835,560         7,829,002
   Transportes Azkar SA ................................         Air Freight & Logistics                 1,359,133        10,838,093
                                                                                                                       -------------
                                                                                                                          22,657,182
                                                                                                                       -------------
   SWEDEN 1.4%
   D. Carnegie & Co. AB ................................             Capital Markets                     1,132,536        13,063,185
                                                                                                                       -------------
   SWITZERLAND 2.8%
   Gurit Heberlein AG, Br ..............................                Chemicals                           11,677         9,320,705
   SIG Holding AG ......................................                Machinery                           41,150         9,276,391
   Vontobel Holding AG .................................             Capital Markets                       295,900         6,878,076
                                                                                                                       -------------
                                                                                                                          25,475,172
                                                                                                                       -------------
   TAIWAN 1.4%
   Fu Sheng Industrial .................................        Industrial Conglomerates                 5,641,000         8,581,465
   Giant Manufacturing Co. .............................      Leisure Equipment & Products                 247,000           372,686
   Taiwan Fu Hsing .....................................           Household Durables                    3,762,000         3,900,987
                                                                                                                       -------------
                                                                                                                          12,855,138
                                                                                                                       -------------
   UNITED KINGDOM 9.1%
   Avis Europe PLC .....................................               Road & Rail                       4,834,600         5,957,126
   Bodycote International PLC ..........................                Machinery                        4,450,330        13,517,794
   Bodycote International PLC 144A .....................                Machinery                        1,075,082         3,265,542
   DS Smith PLC ........................................         Containers & Packaging                  2,633,300         7,495,543
   Geest PLC ...........................................              Food Products                      1,180,000        13,243,610
   Homeserve ...........................................     Commercial Services & Supplies                334,800         4,304,443
   John Wood Group .....................................       Energy Equipment & Services               5,226,800        14,478,394
   Kidde PLC ...........................................          Electrical Equipment                   1,229,100         3,569,006
   Novar PLC ...........................................            Building Products                    5,318,547        16,561,402
                                                                                                                       -------------
                                                                                                                          82,392,860
                                                                                                                       -------------
   UNITED STATES 10.0%
(a)Agile Software Corp. ................................                Software                           927,850         7,756,826
   Alberto-Culver Co. ..................................           Household Products                       85,925         3,978,328
   American Italian Pasta Co., A .......................              Food Products                        334,400         6,440,544
   Central Parking Corp. ...............................     Commercial Services & Supplies                792,200        12,025,596
(a)Coinstar Inc. .......................................     Commercial Services & Supplies                579,100        15,068,182
(a)Gamestop Corp. ......................................            Specialty Retail                       707,700        14,925,393


                                          Quarterly Statement of Investments | 5

TEMPLETON GLOBAL SMALLER COMPANIES FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                        COUNTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED STATES (CONT.)
   Hubbell Inc., B .....................................         Electrical Equipment                 168,700     $  8,198,820
(a)Scholastic Corp. ....................................                 Media                        157,400        5,184,756
   Tredegar Corp. ......................................               Machinery                      418,300        7,792,929
(a)Triad Hospitals Inc. ................................   Health Care Providers & Services           229,764        8,430,041
                                                                                                                  ------------
                                                                                                                    89,801,415
                                                                                                                  ------------
   TOTAL COMMON STOCKS (COST $542,805,193) .............                                                           822,970,357
                                                                                                                  ------------
   PREFERRED STOCKS (COST $2,072,372) 1.3%
   GERMANY 1.3%
   Hugo Boss AG, pfd ...................................    Textiles Apparel & Luxury Goods           398,880       11,975,624
                                                                                                                  ------------

   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
     (COST $544,877,565) ...............................                                                           834,945,981
                                                                                                                  ------------
                                                                                                 -----------
                                                                                                  PRINCIPAL
                                                                                                    AMOUNT
                                                                                                 -----------
   REPURCHASE AGREEMENTS 7.0%
   UNITED STATES 7.0%
(b)Dresdner Bank AG, 1.92%, 12/01/04
     (Maturity Value $23,336,245) Collateralized
     by U.S. Treasury Bills, 1.90%-2.25%,
     12/02/04 - 4/07/05 and U.S. Treasury Notes,
     1.12%-4.62%, 1/31/05 - 2/15/07 ....................                                          $23,335,000       23,335,000
(b)Paribas Corp., 2.04%, 12/01/04
     (Maturity Value $40,002,267) Collaterized by
     U.S. Government Agency Security,
     5.75%, 4/15/08 ....................................                                           40,000,000       40,000,000
                                                                                                                  ------------
   TOTAL REPURCHASE AGREEMENTS (COST $63,335,000) ......                                                            63,335,000
                                                                                                                  ------------
   TOTAL INVESTMENTS (COST $608,212,565) 99.6% .........                                                           898,280,981
   OTHER ASSETS, LESS LIABILITIES .4% ..................                                                             3,789,379
                                                                                                                  ------------
   NET ASSETS 100.0% ...................................                                                          $902,070,360
                                                                                                                  ============

(a)   Non-income producing.

(b) At November 30, 2004 all repurchase agreements had been entered into on that date.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Smaller Companies Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At November 30, 2004 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments .....................................         $ 613,023,199
                                                                  -------------
Unrealized appreciation .................................         $ 298,749,138
Unrealized depreciation .................................           (13,491,356)
                                                                  -------------
Net unrealized appreciation (depreciation) ..............         $ 285,257,782
                                                                  =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  January 20, 2005